Investments - Disclosure of Carrying Amount of Investments at Amortized Cost (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Carrying Amount of Investments at Amortized Cost [Line Items]
Carrying amount of investments at amortized cost	$ 73,563	$ 51,876
Financial assets at amortized cost, category | At cost
Disclosure of Carrying Amount of Investments at Amortized Cost [Line Items]
Carrying amount of investments at amortized cost	24,987	$ 0
Financial assets at amortized cost, category | At cost | Secured term loan
Disclosure of Carrying Amount of Investments at Amortized Cost [Line Items]
Carrying amount of investments at amortized cost	19,417
Financial assets at amortized cost, category | At cost | Convertible Debenture
Disclosure of Carrying Amount of Investments at Amortized Cost [Line Items]
Carrying amount of investments at amortized cost	3,065
Financial assets at amortized cost, category | At cost | Spirit Leaf Franchise Partners
Disclosure of Carrying Amount of Investments at Amortized Cost [Line Items]
Carrying amount of investments at amortized cost	$ 2,505